FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$19,986	$446,810	$1,583,205	$2,088,891	$2,450,813
Net Assets	$19,986	$446,810	$1,583,205	$2,088,891	$2,450,813

NET ASSETS, representing:
Accumulation units	$19,986	$446,810	$1,583,205	$2,088,891	$2,450,813
	$19,986	$446,810	$1,583,205	$2,088,891	$2,450,813

Units outstanding	9,856	63,128	72,335	178,503	266,152

Portfolio shares held	1,999	28,315	19,426	55,541	70,043
Portfolio net asset value per share	$10.00	$15.78	$81.50	$37.61	$34.99
Investment in portfolio shares, at cost	$19,986	$315,801	$451,898	$956,285	$1,055,339

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$60	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	250	5,540	16,846	23,976	30,365
Reimbursement for excess expenses	—	(145)	(924)	(4,267)	(4,370)
NET EXPENSES	250	5,395	15,922	19,709	25,995

NET INVESTMENT INCOME (LOSS)	(190)	(5,395)	(15,922)	(19,709)	(25,995)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	8,407	76,323	84,516	308,071
Net change in unrealized appreciation (depreciation) on investments	—	27,712	289,761	100,036	(64,928)
NET GAIN (LOSS) ON INVESTMENTS	—	36,119	366,084	184,552	243,143

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(190)	$30,724	$350,162	$164,843	$217,148
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$278,491	$71,243	$377,823	$287,128	$183,915
Net Assets	$278,491	$71,243	$377,823	$287,128	$183,915

NET ASSETS, representing:
Accumulation units	$278,491	$71,243	$377,823	$287,128	$183,915
	$278,491	$71,243	$377,823	$287,128	$183,915

Units outstanding	20,974	10,369	34,251	17,851	23,411

Portfolio shares held	7,470	11,528	13,824	3,275	3,827
Portfolio net asset value per share	$37.28	$6.18	$27.33	$87.66	$48.06
Investment in portfolio shares, at cost	$175,155	$60,648	$433,094	$131,685	$78,986

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,037	817	3,718	3,158	1,971
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	3,037	817	3,718	3,158	1,971

NET INVESTMENT INCOME (LOSS)	(3,037)	(817)	(3,718)	(3,158)	(1,971)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	840	58	(1,711)	8,093	3,179
Net change in unrealized appreciation (depreciation) on investments	8,462	4,652	42,546	36,124	21,655
NET GAIN (LOSS) ON INVESTMENTS	9,302	4,710	40,835	44,217	24,834

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,265	$3,893	$37,117	$41,059	$22,863
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$102,779	$429,661	$49,499
Net Assets	$102,779	$429,661	$49,499

NET ASSETS, representing:
Accumulation units	$102,779	$429,661	$49,499
	$102,779	$429,661	$49,499

Units outstanding	25,162	33,252	4,964

Portfolio shares held	7,083	3,370	1,036
Portfolio net asset value per share	$14.51	$127.49	$47.76
Investment in portfolio shares, at cost	$83,246	$94,110	$25,965

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio
	1/1/2020	1/1/2020	1/1/2020
	to	to	to
	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,268	4,170	563
Reimbursement for excess expenses	—	—	—
NET EXPENSES	1,268	4,170	563

NET INVESTMENT INCOME (LOSS)	(1,268)	(4,170)	(563)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	225	2,993	3,300
Net change in unrealized appreciation (depreciation) on investments	6,712	152,324	390
NET GAIN (LOSS) ON INVESTMENTS	6,937	155,317	3,690

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,669	$151,147	$3,127
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(190)	$(5,395)	$(15,922)	$(19,709)	$(25,995)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	8,407	76,323	84,516	308,071
Net change in unrealized appreciation (depreciation) on investments	—	27,712	289,761	100,036	(64,928)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(190)	30,724	350,162	164,843	217,148

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	(152,974)
Surrenders, withdrawals and death benefits	—	(26,374)	(55,219)	(148,082)	(420,960)
Net transfers between other subaccounts
or fixed rate option	—	—	(43,715)	—	—
Miscellaneous transactions	1	—	—	25	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	1	(26,374)	(98,934)	(148,057)	(573,934)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(189)	4,350	251,228	16,786	(356,786)

NET ASSETS
Beginning of period	20,175	442,460	1,331,977	2,072,105	2,807,599
End of period	$19,986	$446,810	$1,583,205	$2,088,891	$2,450,813

Beginning units	9,855	66,980	77,584	192,067	336,155
Units issued	1	—	—	3	—
Units redeemed	—	(3,852)	(5,249)	(13,567)	(70,003)
Ending units	9,856	63,128	72,335	178,503	266,152
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(3,037)	$(817)	$(3,718)	$(3,158)	$(1,971)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	840	58	(1,711)	8,093	3,179
Net change in unrealized appreciation (depreciation) on investments	8,462	4,652	42,546	36,124	21,655
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,265	3,893	37,117	41,059	22,863

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	(14,186)	(4,658)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	—	—	(14,186)	(4,658)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,265	3,893	37,117	26,873	18,205

NET ASSETS
Beginning of period	272,226	67,350	340,706	260,255	165,710
End of period	$278,491	$71,243	$377,823	$287,128	$183,915

Beginning units	20,974	10,369	34,251	18,869	24,132
Units issued	—	—	—	—	—
Units redeemed	—	—	—	(1,018)	(721)
Ending units	20,974	10,369	34,251	17,851	23,411
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio
	1/1/2020	1/1/2020	1/1/2020
	to	to	to
	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,268)	$(4,170)	$(563)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	225	2,993	3,300
Net change in unrealized appreciation (depreciation) on investments	6,712	152,324	390
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,669	151,147	3,127

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	—	—	(9,027)
Net transfers between other subaccounts
or fixed rate option	—	—	—
Miscellaneous transactions	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	—	(9,027)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,669	151,147	(5,900)

NET ASSETS
Beginning of period	97,110	278,514	55,399
End of period	$102,779	$429,661	$49,499

Beginning units	25,162	33,252	6,090
Units issued	—	—	—
Units redeemed	—	—	(1,126)
Ending units	25,162	33,252	4,964

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$137	$(6,444)	$(14,642)	$(19,765)	$(31,159)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	40,268	40,308	57,736	253,747
Net change in unrealized appreciation (depreciation) on investments	—	17,678	269,025	292,437	241,655
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	137	51,502	294,691	330,408	464,243

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	(150,438)
Surrenders, withdrawals and death benefits	(890)	(68,415)	(27,246)	(115,035)	(309,930)
Net transfers between other subaccounts
or fixed rate option	—	(111,747)	(25,047)	—	(21,156)
Miscellaneous transactions	—	(6)	(16)	(34)	14
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(890)	(180,168)	(52,309)	(115,069)	(481,510)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(753)	(128,666)	242,382	215,339	(17,267)

NET ASSETS
Beginning of period	20,928	571,126	1,089,595	1,856,766	2,824,866
End of period	$20,175	$442,460	$1,331,977	$2,072,105	$2,807,599

Beginning units	10,290	94,734	80,843	204,223	396,541
Units issued	26,242	—	—	—	8
Units redeemed	(26,677)	(27,754)	(3,259)	(12,156)	(60,394)
Ending units	9,855	66,980	77,584	192,067	336,155
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,032)	$(1,335)	$(4,816)	$(3,531)	$(2,602)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	36,093	3,990	(20,263)	40,755	38,340
Net change in unrealized appreciation (depreciation) on investments	39,029	12,772	58,244	37,230	16,608
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,090	15,427	33,165	74,454	52,346

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(37,939)	(30,416)	(54,918)	(58,238)	(76,380)
Net transfers between other subaccounts
or fixed rate option	(73,365)	(30,228)	(5,048)	(38,829)	—
Miscellaneous transactions	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(111,304)	(60,644)	(59,966)	(97,067)	(76,380)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,214)	(45,217)	(26,801)	(22,613)	(24,034)

NET ASSETS
Beginning of period	312,440	112,567	367,507	282,868	189,744
End of period	$272,226	$67,350	$340,706	$260,255	$165,710

Beginning units	29,970	19,912	40,388	26,548	35,583
Units issued	—	—	—	—	—
Units redeemed	(8,996)	(9,543)	(6,137)	(7,679)	(11,451)
Ending units	20,974	10,369	34,251	18,869	24,132
The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio
	1/1/2019	1/1/2019	1/1/2019
	to	to	to
	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,189)	$(3,828)	$(1,424)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	133	66,646	38,473
Net change in unrealized appreciation (depreciation) on investments	5,939	24,538	(14,480)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,883	87,356	22,569

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	(52,428)	—
Surrenders, withdrawals and death benefits	—	(48,233)	(37,507)
Net transfers between other subaccounts
or fixed rate option	—	—	(60,641)
Miscellaneous transactions	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	(100,661)	(98,148)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,883	(13,305)	(75,579)

NET ASSETS
Beginning of period	92,227	291,819	130,978
End of period	$97,110	$278,514	$55,399

Beginning units	25,162	45,883	17,408
Units issued	—	—	—
Units redeemed	—	(12,631)	(11,318)
Ending units	25,162	33,252	6,090

The accompanying notes are an integral part of these financial statements.
A9

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2020

Note 1:    General

Pruco Life Single Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on April 15, 1985 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of Discovery Plus Annuity contract (the “contract” or "product") are invested in the Account. The portion of the Account’s assets applicable to the contract is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contract. The contract offers the option to invest in various subaccounts listed below, each of which invests only in a corresponding portfolio of The Prudential Series Fund (collectively, the "Portfolios").

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio (Class I)	Prudential Natural Resources Portfolio (Class I)
Prudential Diversified Bond Portfolio	Prudential Stock Index Portfolio
Prudential Equity Portfolio (Class I)	Prudential Global Portfolio
Prudential Flexible Managed Portfolio	Prudential Government Income Portfolio
Prudential Conservative Balanced Portfolio	Prudential Jennison Portfolio (Class I)
Prudential Value Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio
Prudential High Yield Bond Portfolio

There were no mergers during the period ended December 31, 2020.

The Portfolios are open-end management investment companies, and are managed by PGIM Investments LLC (“PGIM Investments”), which is an affiliate of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to PGIM Investments.

New sales of the product which invests in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the product and any optional benefits, if elected.

COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could
A10

Note 2:    Significant Accounting Policies (continued)
differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio (Class I)	$—	$250
Prudential Diversified Bond Portfolio	—	31,769
Prudential Equity Portfolio (Class I)	—	114,857
Prudential Flexible Managed Portfolio	—	167,766
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Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Prudential Conservative Balanced Portfolio	$—	$599,929
Prudential Value Portfolio (Class I)	—	3,037
Prudential High Yield Bond Portfolio	—	817
Prudential Natural Resources Portfolio (Class I)	—	3,718
Prudential Stock Index Portfolio	—	17,344
Prudential Global Portfolio	—	6,630
Prudential Government Income Portfolio	—	1,268
Prudential Jennison Portfolio (Class I)	—	4,170
Prudential Small Capitalization Stock Portfolio	—	9,590

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments, an indirect, wholly-owned subsidiary of Prudential Financial. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund. PGIM Investments has entered into subadvisory agreements with PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC , each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

Prudential Mutual Fund Services LLC, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund.

Certain charges and fees of the portfolios of The Prudential Series Fund may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act
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Note 6:    Related Party Transactions (continued)

Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

Note 7:    Financial Highlights

A summary of units outstanding, accumulation unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total return ratios by subaccount is presented below for each of the five years in the period ended December 31, 2020.

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	Prudential Government Money Market Portfolio (Class I)
December 31, 2020	10	$2.03	$20	0.30%	1.25%	-0.96%
December 31, 2019	10	$2.05	$20	1.90%	1.25%	0.66%
December 31, 2018	10	$2.03	$21	1.45%	1.25%	0.27%
December 31, 2017	47	$2.03	$95	0.56%	1.25%	-0.69%
December 31, 2016	47	$2.04	$96	0.09%	1.25%	-1.13%

	Prudential Diversified Bond Portfolio
December 31, 2020	63	$7.08	$447	0.00%	1.22%	7.15%
December 31, 2019	67	$6.61	$442	0.00%	1.21%	9.57%
December 31, 2018	95	$6.03	$571	0.00%	1.21%	-1.36%
December 31, 2017	98	$6.11	$600	0.00%	1.21%	5.73%
December 31, 2016	93	$5.78	$538	0.00%	1.21%	4.32%

	Prudential Equity Portfolio (Class I)
December 31, 2020	72	$21.89	$1,583	0.00%	1.18%	27.49%
December 31, 2019	78	$17.17	$1,332	0.00%	1.18%	27.38%
December 31, 2018	81	$13.48	$1,090	0.00%	1.18%	-5.97%
December 31, 2017	112	$14.33	$1,610	0.00%	1.18%	24.32%
December 31, 2016	137	$11.53	$1,577	0.00%	1.18%	2.57%

	Prudential Flexible Managed Portfolio
December 31, 2020	179	$11.70	$2,089	0.00%	1.03%	8.47%
December 31, 2019	192	$10.79	$2,072	0.00%	1.02%	18.66%
December 31, 2018	204	$9.09	$1,857	0.00%	1.03%	-5.16%
December 31, 2017	240	$9.59	$2,296	0.00%	1.02%	13.80%
December 31, 2016	290	$8.42	$2,443	0.00%	1.03%	7.42%

	Prudential Conservative Balanced Portfolio
December 31, 2020	266	$9.21	$2,451	0.00%	1.07%	10.25%
December 31, 2019	336	$8.35	$2,808	0.00%	1.06%	17.24%
December 31, 2018	397	$7.12	$2,825	0.00%	1.07%	-3.50%
December 31, 2017	436	$7.38	$3,221	0.00%	1.06%	11.18%
December 31, 2016	506	$6.64	$3,357	0.00%	1.07%	6.14%

	Prudential Value Portfolio (Class I)
December 31, 2020	21	$13.28	$278	0.00%	1.25%	2.30%
December 31, 2019	21	$12.98	$272	0.00%	1.25%	24.50%
December 31, 2018	30	$10.43	$312	0.00%	1.25%	-11.00%
December 31, 2017	34	$11.71	$394	0.00%	1.25%	15.54%
December 31, 2016	35	$10.14	$355	0.00%	1.25%	10.02%

	Prudential High Yield Bond Portfolio
December 31, 2020	10	$6.87	$71	0.00%	1.25%	5.78%
December 31, 2019	10	$6.50	$67	0.00%	1.25%	14.89%
December 31, 2018	20	$5.65	$113	2.76%	1.25%	-2.49%
December 31, 2017	24	$5.80	$140	6.08%	1.25%	6.47%
December 31, 2016	19	$5.45	$106	6.45%	1.25%	14.81%

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Note 7:    Financial Highlights (continued)

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	Prudential Natural Resources Portfolio (Class I)
December 31, 2020	34	$11.03	$378	0.00%	1.25%	10.89%
December 31, 2019	34	$9.95	$341	0.00%	1.25%	9.32%
December 31, 2018	40	$9.10	$368	0.00%	1.25%	-19.09%
December 31, 2017	40	$11.25	$454	0.00%	1.25%	-1.42%
December 31, 2016	40	$11.41	$461	0.00%	1.25%	23.81%

	Prudential Stock Index Portfolio
December 31, 2020	18	$16.08	$287	0.00%	1.25%	16.62%
December 31, 2019	19	$13.79	$260	0.00%	1.25%	29.45%
December 31, 2018	27	$10.65	$283	0.00%	1.25%	-5.80%
December 31, 2017	27	$11.31	$308	1.57%	1.25%	19.97%
December 31, 2016	29	$9.43	$272	1.83%	1.25%	10.45%

	Prudential Global Portfolio
December 31, 2020	23	$7.86	$184	0.00%	1.25%	14.40%
December 31, 2019	24	$6.87	$166	0.00%	1.25%	28.78%
December 31, 2018	36	$5.33	$190	0.00%	1.25%	-8.46%
December 31, 2017	39	$5.83	$227	0.00%	1.25%	23.30%
December 31, 2016	51	$4.72	$242	0.00%	1.25%	3.16%

	Prudential Government Income Portfolio
December 31, 2020	25	$4.08	$103	0.00%	1.25%	5.84%
December 31, 2019	25	$3.86	$97	0.00%	1.25%	5.30%
December 31, 2018	25	$3.67	$92	0.00%	1.25%	-0.62%
December 31, 2017	25	$3.69	$93	0.00%	1.25%	1.66%
December 31, 2016	25	$3.63	$91	0.00%	1.25%	0.91%

	Prudential Jennison Portfolio (Class I)
December 31, 2020	33	$12.92	$430	0.00%	1.25%	54.27%
December 31, 2019	33	$8.38	$279	0.00%	1.25%	31.69%
December 31, 2018	46	$6.36	$292	0.00%	1.25%	-2.01%
December 31, 2017	48	$6.49	$313	0.00%	1.25%	35.01%
December 31, 2016	48	$4.81	$232	0.00%	1.25%	-2.12%

	Prudential Small Capitalization Stock Portfolio
December 31, 2020	5	$9.97	$49	0.00%	1.25%	9.62%
December 31, 2019	6	$9.10	$55	0.00%	1.25%	20.90%
December 31, 2018	17	$7.52	$131	0.00%	1.25%	-9.86%
December 31, 2017	18	$8.35	$148	0.00%	1.25%	11.60%
December 31, 2016	11	$7.48	$79	0.00%	1.25%	24.94%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded. Expense ratio is net of expense reimbursements. In the absence of expense reimbursements, the expense ratio would be higher.

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Note 7:    Financial Highlights (continued)

***    These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period. Total return may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges, at an effective annual rate of 0.90%, are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contract may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge, at an effective annual rate of 0.35%, is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

C.Expense Reimbursement

Expenses, including a management fee charged by PGIM Investments, are incurred by each portfolio of The Prudential Series Fund. Pursuant to a prior merger agreement, the Prudential Government Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential Equity Portfolio, Prudential Flexible Managed Portfolio and Prudential Conservative Balanced Portfolio subaccounts of the Account are reimbursed by Pruco Life for expenses indirectly incurred through their investment in the respective portfolios of The Prudential Series Fund when such expenses exceed 0.40% of the average daily net assets of the respective portfolios of The Prudential Series Fund.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contract, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.
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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company
and the Contract Owners of Pruco Life Single Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Single Premium Variable Annuity Account indicated in the table below as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Single Premium Variable Annuity Account as of December 31, 2020, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (Class I)	Prudential Natural Resources Portfolio (Class I)
Prudential Diversified Bond Portfolio	Prudential Stock Index Portfolio
Prudential Equity Portfolio (Class I)	Prudential Global Portfolio
Prudential Flexible Managed Portfolio	Prudential Government Income Portfolio
Prudential Conservative Balanced Portfolio	Prudential Jennison Portfolio (Class I)
Prudential Value Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio
Prudential High Yield Bond Portfolio

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Single Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Single Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2021

We have served as the auditor of one or more of the subaccounts of Pruco Life Single Premium Variable Annuity Account since at least 2013. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of Pruco Life Single Premium Variable Annuity Account.
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